COMMITMENTS AND CONTINGENCIES - Schedule of Remaining Expected Future Minimum Guarantee Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2022	$ 5,200
2023	0
2024	0
2025	0
2026	0
Total minimum guarantee obligations	$ 5,200	$ 400